[UBS GLOBAL ASSET MANAGEMENT LOGO]




UBS S&P 500 INDEX FUND


SEMIANNUAL REPORT


NOVEMBER 30, 2002

UBS S&P 500 INDEX FUND

January 15, 2003

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS S&P 500 Index Fund for the six months ended November 30, 2002.

AN INTERVIEW WITH PORTFOLIO MANAGER T. KIRKHAM BARNEBY

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2002?

A. The Fund's investment goal is to match the performance of the S&P 500 Index, before consideration of fund-related fees and expenses. It seeks to accomplish this goal by buying and holding substantially all of the common stocks making up the Index.

   During the period, the overall U.S. equity market performed poorly and the Fund was unable to avoid this weakness. On a relative basis, the Fund's Class A shares slightly underperformed the benchmark, falling 11.80% versus an 11.48% decline for the Index. During the same period, the Lipper S&P 500 Index Objective Funds Median lost 11.69%.

   Returns over various time periods are shown in "Performance at a Glance" on page 5. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Q. CAN YOU DESCRIBE THE OVERALL ECONOMIC ENVIRONMENT DURING THE PERIOD?

A. There were mixed signals on the economic front. Following a 5.0% rise in gross domestic product (GDP) during the first quarter 2002, the economy took a step backward during the second quarter as GDP rose a tepid 1.3%. While third quarter GDP was 4.0%, many economists are forecasting that growth during

UBS S&P 500 INDEX FUND

INVESTMENT GOAL:

Replicate the total return of the S&P 500 Index, before fees and expenses.

PORTFOLIO MANAGERS:

T. Kirkham Barneby

Frank A. Vallario
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

Class Y-December 31, 1997
Class A-October 2, 1998
Class C-October 7, 1998

DIVIDEND PAYMENTS:

Annually, if any.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

UBS S&P 500 INDEX FUND

   the last quarter of 2002 will fall back to the 1% to 2% range. Acknowledging a "soft spot" in the economy, the Federal Reserve Board (the "Fed") lowered short-term interest rates by 50 basis points in November to 1.25%-its lowest level in 40 years. The Fed also shifted its economic bias from one of weakness to neutrality, explaining that risks to the economy were balanced between slow growth and inflation.


Q. WHAT WERE SOME OF THE ISSUES THAT ADVERSELY AFFECTED THE FINANCIAL MARKETS?


A. There were a number of factors. The economy was struggling to escape from its first recession in a decade, the overall corporate profit picture was marked by uncertainty, and the technology sector's substantial decline continued to cast a shadow over the marketplace. More significantly, however, a number of nonmarket related factors continued to shake investor confidence. These included the ongoing threat of terrorism, continued turmoil in the Middle East, and the specter of a U.S.-led war in Iraq. In addition, ongoing scrutiny of several well-publicized events continued to cast doubt on the validity of corporate accounting methods and the integrity of security recommendations provided by research analysts.


Q. TOWARD THE END OF THE REPORTING PERIOD, THE EQUITY MARKET RALLIED. WHY?


A. After falling sharply during the first four months of the period, the overall equity market posted strong results during October and November-registering eight consecutive weeks of positive results. In October, the equity market posted its best one-month return in over a decade, as the S&P 500 Index surged 8.65%. This was followed by a 5.71% gain in November.

   Investor demand for stocks increased in part due to better-than-expected third quarter corporate earnings results. There were also some positive signs on the economic front. Figures for retail sales, jobless claims, durable goods, and the housing sector were all in-line or better than expected, which helped buoy consumer confidence. The results of the mid-term elections also seemed to boost investor sentiment.

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS S&P 500 INDEX FUND


Q. CAN YOU DESCRIBE SOME OF THE SECTORS THAT PERFORMED WELL, AND THOSE THAT DIDN'T, DURING THE PERIOD?


A. During the initial four months of the fiscal period, technology stocks-in particular, semiconductor and computer software companies-performed poorly. A lack of corporate guidance cast uncertainty over when companies would again commit to new capital expenditures, and this weighed heavily on these industries. However, given some positive economic signals and the Fed's intervention on the interest rate front, these same sectors helped boost the technology sector during October and November. In addition, financial stocks, namely banks and financial services industries, produced strong returns since they were expected to benefit from the Fed rate cut.


Q. FROM A STYLE STANDPOINT, WHICH DID BETTER-GROWTH OR VALUE?


A. The returns of growth and value stocks gyrated during the period, reflecting the volatility in the overall marketplace. Growth stocks outperformed in July, September and October, but lagged their value counterparts in June, August, and November. During the entire six-month period, growth slightly outperformed value stocks, although both areas of the market registered double-digit declines.


Q. WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?


A. Over time, we expect that economic events will again take center stage and that noneconomic factors will play a lesser role. Past precedent would lead us to believe this is the case as well. The behavior of the economy has historically been the basic determinant of stock market performance. The economy has expanded in recent months, and there is no indication, presently, that inflation will be a cause for concern in the immediate future. In the past, these conditions have set the stage for a strong stock market. In summary, while risks remain, at this stage we feel that a bet against the equity market equates to a bet against an economic recovery and decades of historical market performance-neither of which we believe is prudent.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS S&P 500 INDEX FUND


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Brian M. Storms

Brian M. Storms
President
UBS S&P 500 Index Fund
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.



/s/ T. Kirkham Barneby

T. Kirkham Barneby
Portfolio Manager
UBS S&P 500 Index Fund
Managing Director
UBS Global Asset Management (US) Inc.



/s/ Frank A. Vallario

Frank A. Vallario
Portfolio Manager
UBS S&P 500 Index Fund
Executive Director
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended November 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


S&P 500(Reg. TM) is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.


* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS S&P 500 INDEX FUND


PERFORMANCE AT A GLANCE

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 11/30/02 (UNAUDITED)

                                                             6 MONTHS        1 YEAR      INCEPTION(o)
-----------------------------------------------------------------------------------------------------
Before Deducting                              Class A*        -11.80%        -17.07%        -0.64%
Maximum Sales Charge                          Class C**       -12.12         -17.75         -1.36
                                              Class Y***      -11.60         -16.83          0.18
-----------------------------------------------------------------------------------------------------
After Deducting                               Class A*        -14.03         -19.16         -1.25
Maximum Sales Charge                          Class C**       -13.86         -19.41         -1.60
-----------------------------------------------------------------------------------------------------
Lipper S&P 500 Index Objective Funds Median                   -11.69         -16.94          0.24
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                                 -11.48         -16.51          0.64
-----------------------------------------------------------------------------------------------------

For most recent quarter-end performance information, please refer to the "Average Annual Return" table on page 8.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized. Lipper peer group data calculated by Lipper Inc., used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

      (o) Inception: since commencement of issuance on October 2, 1998 for Class A shares, October 7, 1998 for Class C shares and December 31, 1997 for Class Y shares. Inception for the S&P 500 Index and Lipper S&P 500 Index Objective Funds is as of oldest share class inception (Class Y): December 31, 1997.

      * Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

      ** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

      *** The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS S&P 500 INDEX FUND

PORTFOLIO STATISTICS (UNAUDITED)


CHARACTERISTICS*               11/30/02                                 5/31/02                                 11/30/01
--------------------------------------------------------------------------------------------------------------------------
Net Assets (mm)              $  100.0                                 $  104.4                                  $  81.1
--------------------------------------------------------------------------------------------------------------------------
Number of Securities              466                                      465                                      469
--------------------------------------------------------------------------------------------------------------------------
Stocks                          100.2%                                    99.8%                                    99.6%
--------------------------------------------------------------------------------------------------------------------------
Cash Equivalents and
  Other Assets in
  Excess of Liabilities          (0.2)%                                    0.2%                                     0.4%
==========================================================================================================================

TOP FIVE SECTORS*              11/30/02                                 5/31/02                                  11/30/01
--------------------------------------------------------------------------------------------------------------------------
Financials                       20.4%     Financials                     19.3%    Information Technology          17.9%
--------------------------------------------------------------------------------------------------------------------------
Information Technology           15.8      Information Technology         14.7     Financials                      17.6
--------------------------------------------------------------------------------------------------------------------------
Health Care                      14.5      Health Care                    14.0     Health Care                     14.8
--------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary           13.9      Consumer Discretionary         13.7     Consumer Discretionary          12.9
--------------------------------------------------------------------------------------------------------------------------
Industrials                      11.4      Industrials                    10.8     Industrials                     10.9
--------------------------------------------------------------------------------------------------------------------------
TOTAL                            76.0%     TOTAL                          72.5%    TOTAL                           74.1%
--------------------------------------------------------------------------------------------------------------------------

TOP TEN HOLDINGS*              11/30/02                                 5/31/02                                  11/30/01
--------------------------------------------------------------------------------------------------------------------------
Microsoft                         3.6%     General Electric                3.2%    General Electric                 3.7%
--------------------------------------------------------------------------------------------------------------------------
General Electric                  3.1      Microsoft                       2.8     Microsoft                        3.3
--------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                   2.8      ExxonMobil                      2.8     Pfizer                           2.6
--------------------------------------------------------------------------------------------------------------------------
ExxonMobil                        2.7      Wal-Mart Stores                 2.5     ExxonMobil                       2.5
--------------------------------------------------------------------------------------------------------------------------
Citigroup                         2.3      Citigroup                       2.3     Wal-Mart Stores                  2.4
--------------------------------------------------------------------------------------------------------------------------
Pfizer                            2.3      Pfizer                          2.2     Citigroup                        2.3
--------------------------------------------------------------------------------------------------------------------------
American International
  Group                           2.0      Johnson & Johnson               1.9     Intel                            2.1
--------------------------------------------------------------------------------------------------------------------------
                                                                                   American International
Johnson & Johnson                 2.0      Intel                           1.9       Group                          2.1
--------------------------------------------------------------------------------------------------------------------------
International Business                     American International                  International Business
  Machines                        1.7        Group                         1.8       Machines                       1.9
--------------------------------------------------------------------------------------------------------------------------
                                           International Business
Intel                             1.6        Machines                      1.4     Johnson & Johnson                1.7
==========================================================================================================================
TOTAL                            24.1%     TOTAL                          22.8%    TOTAL                           24.6%
==========================================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS S&P 500 INDEX FUND

PERFORMANCE RESULTS (UNAUDITED)


                         NET ASSET VALUE                  TOTAL RETURN(1)
                 -------------------------------- -----------------------------
                                                      12 MONTHS      6 MONTHS
                                                        ENDED          ENDED
                  11/30/02   05/31/02   11/30/01      11/30/02       11/30/02
--------------------------------------------------------------------------------
Class A Shares   $ 10.91    $ 12.37    $ 13.57     (17.07)%       (11.80)%
--------------------------------------------------------------------------------
Class C Shares     10.73      12.21      13.38     (17.75)        (12.12)
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES

                          NET ASSET VALUE           CAPITAL
                      ------------------------       GAINS    DIVIDENDS      TOTAL
PERIOD COVERED         BEGINNING     ENDING       DISTRIBUTED   PAID(2)     RETURN(1)
-------------------------------------------------------------------------------------
10/02/98 - 12/31/98   $12.83      $15.75               -       $0.2186       24.56%
-------------------------------------------------------------------------------------
1999                   15.75       18.30         $0.0944        0.4977       20.10
-------------------------------------------------------------------------------------
2000                   18.30       15.61          0.8448        0.0772       (9.74)
-------------------------------------------------------------------------------------
2001                   15.61       13.26          0.3331        0.0803      (12.38)
-------------------------------------------------------------------------------------
01/01/02 - 11/30/02    13.26       10.91               -             -      (17.72)
-------------------------------------------------------------------------------------
                                    Total:       $1.2723       $0.8738
-------------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 11/30/02:                (2.66)%
-------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS C SHARES

                          NET ASSET VALUE           CAPITAL
                      ------------------------       GAINS     DIVIDENDS     TOTAL
PERIOD COVERED         BEGINNING     ENDING       DISTRIBUTED    PAID(2)    RETURN(1)
-------------------------------------------------------------------------------------
10/07/98 - 12/31/98   $12.80      $15.73               -        $0.2031      24.57%
-------------------------------------------------------------------------------------
1999                   15.73       18.23         $0.0944         0.4125      19.24
-------------------------------------------------------------------------------------
2000                   18.23       15.49          0.8448              -     (10.47)
-------------------------------------------------------------------------------------
2001                   15.49       13.14          0.3331              -     (13.00)
-------------------------------------------------------------------------------------
01/01/02 - 11/30/02    13.14       10.73               -              -     (18.34)
-------------------------------------------------------------------------------------
                                    Total:       $1.2723        $0.6156
-------------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 11/30/02:                (5.52)%
-------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)   Certain distributions may contain short-term capital gains.

      The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS S&P 500 INDEX FUND

PERFORMANCE RESULTS (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURN(1)


                                  % RETURN WITHOUT
                                      DEDUCTING        % RETURN AFTER DEDUCTING
                                MAXIMUM SALES CHARGE     MAXIMUM SALES CHARGE
                               ----------------------- -----------------------
                                        CLASS                   CLASS
                               ----------------------- -----------------------
                                    A*         C**            A*         C**
------------------------------------------------------------------------------
Six Months Ended 12/31/02      (10.59)     (10.91)       (12.80)     (12.65)
------------------------------------------------------------------------------
Twelve Months Ended 12/31/02   (22.60)     (23.18)       (24.53)     (24.70)
------------------------------------------------------------------------------
Commencement of Operations
Through 12/31/02+               (2.05)      (2.75)        (2.63)      (2.98)
------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Commencement of issuance of shares dates are October 2, 1998 and October 7, 1998 for Class A and Class C shares, respectively.

* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge imposed on purchases of 1% and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

      Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended November 30, 2002 and since inception, December 31, 1997 through November 30, 2002, Class Y shares had a total return of (11.60)% and 0.89%, respectively. For the one year ended December 31, 2002 and since inception, December 31, 1997 through December 31, 2002, Class Y shares had an average annual return of (22.38)% and (1.03)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

      The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)


SECURITY DESCRIPTION             SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS - 100.16%
AEROSPACE & DEFENSE - 1.72%
B.F. Goodrich Corp.               1,500     $  27,600
---------------------------------------------------------
Boeing Co.                        9,700       329,800
---------------------------------------------------------
General Dynamics Corp.            2,300       187,335
---------------------------------------------------------
Honeywell International,
   Inc.                           9,500       245,765
---------------------------------------------------------
Lockheed Martin Corp.             5,300       276,660
---------------------------------------------------------
Northrop Grumman Corp.            1,300       125,983
---------------------------------------------------------
Raytheon Co.                      4,700       137,099
---------------------------------------------------------
Rockwell Collins, Inc.            2,200        47,080
---------------------------------------------------------
United Technologies Corp.         5,500       343,585
---------------------------------------------------------
                                            1,720,907
---------------------------------------------------------
AIR FREIGHT & COURIERS - 1.01%
Fedex Corp.                       3,500       183,995
---------------------------------------------------------
United Parcel Service, Inc.,
   Class B                       13,000       823,680
---------------------------------------------------------
                                            1,007,675
---------------------------------------------------------
AIRLINES - 0.17%
Delta Air Lines, Inc.             1,700        22,950
---------------------------------------------------------
Southwest Airlines Co.            9,100       151,060
---------------------------------------------------------
                                              174,010
---------------------------------------------------------
AUTO COMPONENTS - 0.28%
Dana Corp.                        2,000        27,000
---------------------------------------------------------
Delphi Automotive
   Systems Corp.                  7,000        59,500
---------------------------------------------------------
Goodyear Tire & Rubber
   Co.                            2,400        19,776
---------------------------------------------------------
Johnson Controls, Inc.            1,000        82,890
---------------------------------------------------------
TRW, Inc.                         1,500        77,535
---------------------------------------------------------
Visteon Corp.                     2,100        16,905
---------------------------------------------------------
                                              283,606
---------------------------------------------------------
AUTOMOBILES - 0.50%
Ford Motor Co.                   21,500       244,670
---------------------------------------------------------
General Motors Corp.              6,500       258,050
---------------------------------------------------------
                                              502,720
---------------------------------------------------------
BANKS - 7.20%
AmSouth Bancorp                   4,200        80,094
---------------------------------------------------------
Bank of America Corp.            17,400     1,219,392
---------------------------------------------------------
Bank of New York Co.,
   Inc.                           8,400       254,940
---------------------------------------------------------
Bank One Corp.                   13,600       537,064
---------------------------------------------------------
BB&T Corp.                        5,600       212,744
---------------------------------------------------------
Charter One Financial, Inc.       2,700        81,270
---------------------------------------------------------
Comerica, Inc.                    2,000        94,660
---------------------------------------------------------

SECURITY DESCRIPTION             SHARES         VALUE
---------------------------------------------------------
BANKS - (CONCLUDED)
Fifth Third Bancorp               6,700     $ 375,200
---------------------------------------------------------
First Tennessee National
   Corp.                          1,500        55,320
---------------------------------------------------------
FleetBoston Financial
   Corp.                         12,200       330,986
---------------------------------------------------------
Golden West Financial
   Corp.                          1,800       124,560
---------------------------------------------------------
Huntington Bancshares,
   Inc.                           2,900        56,753
---------------------------------------------------------
KeyCorp                           5,000       130,450
---------------------------------------------------------
Marshall & Ilsley Corp.           2,500        71,050
---------------------------------------------------------
Mellon Financial Corp.            5,100       153,255
---------------------------------------------------------
National City Corp.               7,100       197,380
---------------------------------------------------------
North Fork Bancorp, Inc.          1,900        66,139
---------------------------------------------------------
Northern Trust Corp.              2,600       100,620
---------------------------------------------------------
PNC Financial Services
   Group                          3,300       139,260
---------------------------------------------------------
Regions Financial Corp.           2,600        90,324
---------------------------------------------------------
SouthTrust Corp.                  4,000       104,560
---------------------------------------------------------
SunTrust Banks, Inc.              3,300       193,578
---------------------------------------------------------
Synovus Financial Corp.           3,500        72,905
---------------------------------------------------------
U.S. Bancorp, Inc.               22,100       483,990
---------------------------------------------------------
Union Planters Corp.              2,400        70,800
---------------------------------------------------------
Wachovia Corp.                   15,800       555,370
---------------------------------------------------------
Washington Mutual, Inc.          11,100       399,378
---------------------------------------------------------
Wells Fargo & Co.                19,600       905,716
---------------------------------------------------------
Zions Bancorp                     1,100        45,265
---------------------------------------------------------
                                            7,203,023
---------------------------------------------------------
BEVERAGES - 2.93%
Anheuser-Busch Cos., Inc.        10,000       491,200
---------------------------------------------------------
Brown-Forman Corp.,
   Class B                          800        52,880
---------------------------------------------------------
Coca-Cola Co.                    28,700     1,309,868
---------------------------------------------------------
Coca-Cola Enterprises,
   Inc.                           5,200       110,708
---------------------------------------------------------
Pepsi Bottling Group, Inc.        3,300        94,776
---------------------------------------------------------
Pepsico, Inc.                    20,500       870,840
---------------------------------------------------------
                                            2,930,272
---------------------------------------------------------
BIOTECHNOLOGY - 1.02%
Amgen, Inc.*                     14,800       698,560
---------------------------------------------------------
Biogen, Inc.*                     1,700        75,055
---------------------------------------------------------
Chiron Corp.*                     2,200        88,440
---------------------------------------------------------
Genzyme Corp.*                    2,500        82,000
---------------------------------------------------------
Medimmune, Inc.*                  3,000        79,140
---------------------------------------------------------
                                            1,023,195
---------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)




SECURITY DESCRIPTION            SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS
BUILDING PRODUCTS - 0.18%
American Standard Cos.,
   Inc.*                           900     $  67,032
---------------------------------------------------------
Masco Corp.                      5,800       116,986
---------------------------------------------------------
                                             184,018
---------------------------------------------------------
CHEMICALS - 1.58%
Air Products & Chemicals,
   Inc.                          2,700       119,394
---------------------------------------------------------
Dow Chemical Co.                10,600       338,140
---------------------------------------------------------
E.I. du Pont de Nemours &
   Co.                          11,600       517,592
---------------------------------------------------------
Eastman Chemical Co.             1,000        39,130
---------------------------------------------------------
Ecolab, Inc.                     1,500        74,505
---------------------------------------------------------
Engelhard Corp.                  1,700        41,208
---------------------------------------------------------
International Flavors &
   Fragrances, Inc.              1,200        39,624
---------------------------------------------------------
Monsanto Co.                     3,200        56,288
---------------------------------------------------------
PPG Industries, Inc.             2,000       100,160
---------------------------------------------------------
Praxair, Inc.                    1,900       112,100
---------------------------------------------------------
Rohm & Haas Co.                  2,600        92,014
---------------------------------------------------------
Sigma-Aldrich Corp.                900        45,225
---------------------------------------------------------
                                           1,575,380
---------------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES -1.94%
Allied Waste Industries,
   Inc.*                         2,400        25,632
---------------------------------------------------------
Apollo Group, Inc., Class
   A*                            2,000        82,500
---------------------------------------------------------
Automatic Data
   Processing, Inc.              7,200       312,984
---------------------------------------------------------
Avery Dennison Corp.             1,300        83,772
---------------------------------------------------------
Cendant Corp.*                  12,200       153,476
---------------------------------------------------------
Cintas Corp.                     2,000       100,940
---------------------------------------------------------
Concord EFS, Inc.*               6,000        90,000
---------------------------------------------------------
Convergys Corp.*                 2,100        36,204
---------------------------------------------------------
Deluxe Corp.                       800        34,720
---------------------------------------------------------
Donnelley, R. R. & Sons
   Co.                           1,500        31,905
---------------------------------------------------------
Equifax, Inc.                    1,700        41,310
---------------------------------------------------------
First Data Corp.                 8,800       304,832
---------------------------------------------------------
Fiserv, Inc.*                    2,300        78,016
---------------------------------------------------------
H&R Block, Inc.                  2,100        80,493
---------------------------------------------------------
Paychex, Inc.                    4,400       128,480
---------------------------------------------------------
Pitney Bowes, Inc.               2,800        98,840
---------------------------------------------------------
Robert Half International,
   Inc.*                         2,200        43,230
---------------------------------------------------------

SECURITY DESCRIPTION            SHARES         VALUE
---------------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES - (CONCLUDED)
Sabre Holdings Corp.*            1,800     $  39,168
---------------------------------------------------------
Waste Management, Inc.           7,000       174,440
---------------------------------------------------------
                                           1,940,942
---------------------------------------------------------
COMMUNICATIONS
   EQUIPMENT - 2.29%
ADC Telecommunications,
   Inc.*                        10,200        22,134
---------------------------------------------------------
CIENA Corp.*                     5,300        35,245
---------------------------------------------------------
Cisco Systems, Inc.*            84,900     1,266,708
---------------------------------------------------------
Comverse Technology,
   Inc.*                         2,400        29,088
---------------------------------------------------------
Corning, Inc.*                  13,800        61,134
---------------------------------------------------------
JDS Uniphase Corp.*             16,300        55,583
---------------------------------------------------------
Lucent Technologies, Inc.*      40,600        71,050
---------------------------------------------------------
Motorola, Inc.                  26,800       304,984
---------------------------------------------------------
Qualcomm, Inc.*                  9,000       370,980
---------------------------------------------------------
Scientific-Atlanta, Inc.         1,900        25,840
---------------------------------------------------------
Tellabs, Inc.*                   4,900        43,463
---------------------------------------------------------
                                           2,286,209
---------------------------------------------------------
COMPUTERS & PERIPHERALS - 3.88%
Apple Computer, Inc.*            4,300        66,650
---------------------------------------------------------
Dell Computer Corp.*            30,100       859,957
---------------------------------------------------------
EMC Corp.*                      25,700       186,325
---------------------------------------------------------
Gateway, Inc.*                   4,500        17,145
---------------------------------------------------------
Hewlett-Packard Co.             35,400       689,592
---------------------------------------------------------
International Business
   Machines Corp.               19,600     1,707,160
---------------------------------------------------------
Lexmark International
   Group, Inc.*                  1,500        99,210
---------------------------------------------------------
NCR Corp.*                       1,200        33,120
---------------------------------------------------------
Network Appliance, Inc.*         4,000        55,480
---------------------------------------------------------
Sun Microsystems, Inc.*         38,000       163,058
---------------------------------------------------------
                                           3,877,697
---------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.03%
Fluor Corp.                      1,000        27,420
---------------------------------------------------------
CONSTRUCTION MATERIALS - 0.05%
Vulcan Materials Co.             1,200        45,288
---------------------------------------------------------
CONTAINERS & PACKAGING - 0.18%
Ball Corp.                         700        34,636
---------------------------------------------------------
Bemis Co., Inc.                    700        36,204
---------------------------------------------------------
Pactiv Corp.                     2,000        41,400
---------------------------------------------------------
Sealed Air Corp.*                1,000        37,810
---------------------------------------------------------

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)



SECURITY DESCRIPTION             SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS
CONTAINERS & PACKAGING -
   (CONCLUDED)
Temple-Inland, Inc.                 700     $  34,335
---------------------------------------------------------
                                              184,385
---------------------------------------------------------
DIVERSIFIED FINANCIALS - 7.91%
American Express Co.             15,400       599,522
---------------------------------------------------------
Bear Stearns Cos., Inc.           1,100        70,400
---------------------------------------------------------
Capital One Financial
   Corp.                          2,600        87,880
---------------------------------------------------------
Charles Schwab Corp.             15,900       183,486
---------------------------------------------------------
Citigroup, Inc.                  58,600     2,278,368
---------------------------------------------------------
Countrywide Credit
   Industries, Inc.               1,500        73,950
---------------------------------------------------------
Federal Home Loan
   Mortgage Corp.                 8,000       461,120
---------------------------------------------------------
Federal National
   Mortgage Association          11,500       725,075
---------------------------------------------------------
Franklin Resources, Inc.          3,000       110,850
---------------------------------------------------------
Goldman Sachs Group,
   Inc.                           5,600       441,672
---------------------------------------------------------
Household International,
   Inc.                           5,300       152,110
---------------------------------------------------------
J.P. Morgan Chase & Co.          23,200       583,944
---------------------------------------------------------
Lehman Brothers
   Holdings, Inc.                 2,800       171,920
---------------------------------------------------------
MBNA Corp.                       14,800       315,832
---------------------------------------------------------
Merrill Lynch & Co., Inc.        10,000       435,000
---------------------------------------------------------
Moody's Corp.                     1,800        79,236
---------------------------------------------------------
Morgan Stanley & Co.             12,700       574,548
---------------------------------------------------------
Principal Financial Group,
   Inc.                           4,000       116,000
---------------------------------------------------------
Providian Financial Corp.*        3,600        21,888
---------------------------------------------------------
SLM Corp.                         1,800       175,914
---------------------------------------------------------
State Street Corp.                3,800       171,000
---------------------------------------------------------
Stilwell Financial, Inc.          2,700        39,744
---------------------------------------------------------
T. Rowe Price &
   Associates, Inc                1,500        45,585
---------------------------------------------------------
                                            7,915,044
---------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 3.81%
ALLTEL Corp.                      3,600       198,288
---------------------------------------------------------
AT&T Corp.                        8,980       251,799
---------------------------------------------------------
BellSouth Corp.                  21,700       603,260
---------------------------------------------------------
CenturyTel, Inc.                  1,700        52,496
---------------------------------------------------------
Citizens Communications
   Co.*                           3,500        34,510
---------------------------------------------------------

SECURITY DESCRIPTION             SHARES         VALUE
---------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - (CONCLUDED)
Qwest Communications
   International, Inc.           19,700     $  95,348
---------------------------------------------------------
SBC Communications,
   Inc.                          38,500     1,097,250
---------------------------------------------------------
Sprint Corp. - Fon Group         10,400       151,632
---------------------------------------------------------
Verizon Communications           31,600     1,323,408
---------------------------------------------------------
                                            3,807,991
---------------------------------------------------------
ELECTRIC UTILITIES - 1.95%
Allegheny Energy, Inc.            1,900        13,091
---------------------------------------------------------
Ameren Corp.                      1,700        70,295
---------------------------------------------------------
American Electric Power
   Co., Inc.(1)                   4,000       113,680
---------------------------------------------------------
Cinergy Corp.                     2,100        68,040
---------------------------------------------------------
Consolidated Edison, Inc.         2,500        99,375
---------------------------------------------------------
Constellation Energy
   Group, Inc.                    2,000        52,700
---------------------------------------------------------
Dominion Resources, Inc.          3,600       183,420
---------------------------------------------------------
DTE Energy Co.                    2,000        88,660
---------------------------------------------------------
Edison International, Inc.*       4,000        44,360
---------------------------------------------------------
Entergy Corp.                     2,600       113,698
---------------------------------------------------------
Exelon Corp.                      3,700       185,703
---------------------------------------------------------
FirstEnergy Corp.                 3,500       110,880
---------------------------------------------------------
FPL Group, Inc.                   2,100       123,480
---------------------------------------------------------
PG&E Corp.*                       4,700        64,907
---------------------------------------------------------
PPL Corp.                         2,000        66,600
---------------------------------------------------------
Progress Energy, Inc.(2)          3,600       117,600
---------------------------------------------------------
Public Service Enterprise
   Group, Inc.                    2,700        80,838
---------------------------------------------------------
Southern Co.                      8,200       214,512
---------------------------------------------------------
TECO Energy, Inc.(1)              2,200        32,428
---------------------------------------------------------
TXU Corp.                         3,700        57,054
---------------------------------------------------------
Xcel Energy, Inc.                 4,800        51,552
---------------------------------------------------------
                                            1,952,873
---------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.45%
American Power
   Conversion Corp.*              2,400        38,640
---------------------------------------------------------
Cooper Industries Ltd.,
   Class A                        1,200        45,624
---------------------------------------------------------
Emerson Electric Co.              4,900       255,535
---------------------------------------------------------
Molex, Inc.                       2,300        64,515
---------------------------------------------------------
Rockwell Automation, Inc.         2,300        48,415
---------------------------------------------------------
                                              452,729
---------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)


SECURITY DESCRIPTION              SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS
ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 0.39%
Agilent Technologies,
   Inc.*                           5,400     $ 104,814
---------------------------------------------------------
Jabil Circuit, Inc.*               2,300        49,335
---------------------------------------------------------
Millipore Corp.                      600        22,116
---------------------------------------------------------
Sanmina - SCI Corp.*               6,400        30,720
---------------------------------------------------------
Solectron Corp.*                  10,100        46,662
---------------------------------------------------------
Symbol Technologies, Inc.          2,800        28,812
---------------------------------------------------------
Tektronix, Inc.*                   1,100        21,692
---------------------------------------------------------
Thermo Electron Corp.*             2,000        39,180
---------------------------------------------------------
Waters Corp.*                      1,600        42,880
---------------------------------------------------------
                                               386,211
---------------------------------------------------------
ENERGY EQUIPMENT &
   SERVICES - 0.81%
Baker Hughes, Inc.                 4,000       130,960
---------------------------------------------------------
BJ Services Co.*                   1,900        63,555
---------------------------------------------------------
Halliburton Co.                    5,200       109,200
---------------------------------------------------------
Nabors Industries, Inc.*           1,800        63,720
---------------------------------------------------------
Noble Corp.*                       1,600        54,320
---------------------------------------------------------
Schlumberger Ltd.                  6,700       296,475
---------------------------------------------------------
Transocean Sedco Forex,
   Inc.                            3,800        92,340
---------------------------------------------------------
                                               810,570
---------------------------------------------------------
FOOD & DRUG RETAILING -1.12%
Albertson's, Inc.(1)               4,700       109,698
---------------------------------------------------------
CVS Corp.                          4,600       123,648
---------------------------------------------------------
Kroger Co.*                        9,100       143,143
---------------------------------------------------------
Safeway, Inc.*                     5,100       121,278
---------------------------------------------------------
SUPERVALU, Inc.                    1,600        28,768
---------------------------------------------------------
Sysco Corp.                        7,700       226,534
---------------------------------------------------------
Walgreen Co.                      11,800       339,722
---------------------------------------------------------
Winn Dixie Stores, Inc.            1,700        25,364
---------------------------------------------------------
                                             1,118,155
---------------------------------------------------------
FOOD PRODUCTS - 1.31%
Archer-Daniels-Midland
   Co.                             7,600       101,308
---------------------------------------------------------
Campbell Soup Co.                  4,800       115,920
---------------------------------------------------------
ConAgra Foods, Inc.                6,200       151,094
---------------------------------------------------------
General Mills, Inc.                4,200       187,404
---------------------------------------------------------
Heinz, H.J. & Co.                  4,100       142,762
---------------------------------------------------------
Hershey Foods Corp.                1,600       103,024
---------------------------------------------------------
Kellogg Co.                        4,700       156,839
---------------------------------------------------------
Sara Lee Corp.                     9,100       212,303
---------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
---------------------------------------------------------
FOOD PRODUCTS - (CONCLUDED)
Wrigley, Wm. Jr. Co.               2,600     $ 139,854
---------------------------------------------------------
                                             1,310,508
---------------------------------------------------------
GAS UTILITIES - 0.30%
El Paso Corp.                      7,000        59,640
---------------------------------------------------------
KeySpan Corp.                      1,700        59,993
---------------------------------------------------------
Kinder Morgan, Inc.                1,500        61,575
---------------------------------------------------------
NiSource, Inc.                     3,000        58,470
---------------------------------------------------------
Sempra Energy                      2,400        55,608
---------------------------------------------------------
                                               295,286
---------------------------------------------------------
HEALTH CARE EQUIPMENT &
   SUPPLIES -1.76%
Applera Corp. - Applied
   Biosystems Group                2,500        54,650
---------------------------------------------------------
Bausch & Lomb, Inc.                  700        26,418
---------------------------------------------------------
Baxter International, Inc.         7,000       223,930
---------------------------------------------------------
Becton, Dickinson and Co.          3,000        89,010
---------------------------------------------------------
Biomet, Inc.                       3,100        85,250
---------------------------------------------------------
Boston Scientific Corp.*           4,700       197,400
---------------------------------------------------------
C.R. Bard, Inc.                      600        33,300
---------------------------------------------------------
Guidant Corp.*                     3,500       104,755
---------------------------------------------------------
Medtronic, Inc.                   14,000       654,500
---------------------------------------------------------
St. Jude Medical, Inc.*            2,000        69,640
---------------------------------------------------------
Stryker Corp.                      2,300       142,255
---------------------------------------------------------
Zimmer Holdings, Inc.*             2,200        82,808
---------------------------------------------------------
                                             1,763,916
---------------------------------------------------------
HEALTH CARE PROVIDERS &
   SERVICES -1.62%
Aetna, Inc.                        1,800        67,950
---------------------------------------------------------
AmerisourceBergen Corp.            1,200        69,624
---------------------------------------------------------
Anthem, Inc.*                      1,600        94,800
---------------------------------------------------------
Cardinal Health, Inc.              5,200       320,008
---------------------------------------------------------
CIGNA Corp.                        1,600        69,648
---------------------------------------------------------
HCA, Inc.                          6,000       241,080
---------------------------------------------------------
Health Management
   Associates, Inc., Class A       2,800        49,084
---------------------------------------------------------
HEALTHSOUTH Corp.*                 4,900        19,943
---------------------------------------------------------
Humana, Inc.*                      2,100        21,861
---------------------------------------------------------
IMS Health, Inc.                   3,400        56,440
---------------------------------------------------------
Manor Care, Inc.*                  1,200        23,376
---------------------------------------------------------
McKesson Corp.                     3,400        88,128
---------------------------------------------------------
Tenet Healthcare Corp.*            5,700       105,165
---------------------------------------------------------
UnitedHealth Group, Inc.           3,500       285,075
---------------------------------------------------------

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)


SECURITY DESCRIPTION              SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS
HEALTH CARE PROVIDERS &
   SERVICES - (CONCLUDED)
Wellpoint Health
   Networks, Inc.*                 1,700     $ 111,911
---------------------------------------------------------
                                             1,624,093
---------------------------------------------------------
HOTELS, RESTAURANTS &
   LEISURE - 1.08%
Carnival Corp.                     6,800       190,740
---------------------------------------------------------
Darden Restaurants, Inc.           2,000        43,260
---------------------------------------------------------
Harrah's Entertainment,
   Inc.*                           1,300        52,000
---------------------------------------------------------
Hilton Hotels Corp.                4,500        61,605
---------------------------------------------------------
International Game
   Technology*                     1,000        77,100
---------------------------------------------------------
Marriott International, Inc.       2,800       100,100
---------------------------------------------------------
McDonald's Corp.                  14,700       271,950
---------------------------------------------------------
Starbucks Corp.*                   4,500        97,830
---------------------------------------------------------
Starwood Hotels &
   Resorts Worldwide,
   Inc., Class B                   2,500        63,325
---------------------------------------------------------
Wendy's International,
   Inc.                            1,400        39,102
---------------------------------------------------------
Yum! Brands, Inc.*                 3,400        81,294
---------------------------------------------------------
                                             1,078,306
---------------------------------------------------------
HOUSEHOLD DURABLES - 0.50%
Black & Decker Corp.               1,000        42,970
---------------------------------------------------------
Centex Corp.                         700        35,231
---------------------------------------------------------
Fortune Brands, Inc.               1,800        87,786
---------------------------------------------------------
KB HOME                              600        26,814
---------------------------------------------------------
Leggett & Platt, Inc.              2,400        57,288
---------------------------------------------------------
Maytag Corp.                       1,000        30,910
---------------------------------------------------------
Newell Rubbermaid, Inc.            3,100        98,332
---------------------------------------------------------
Pulte Homes, Inc.                    700        32,858
---------------------------------------------------------
Stanley Works                      1,100        39,534
---------------------------------------------------------
Whirlpool Corp.                      800        43,024
---------------------------------------------------------
                                               494,747
---------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.00%
Clorox Co.                         2,700       118,368
---------------------------------------------------------
Colgate-Palmolive Co.              6,300       323,757
---------------------------------------------------------
Kimberly Clark Corp.               6,000       301,920
---------------------------------------------------------
Procter & Gamble Co.              15,000     1,260,000
---------------------------------------------------------
                                             2,004,045
---------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.20%
3M Co.                             4,500       584,325
---------------------------------------------------------
General Electric Co.             115,300     3,124,630
---------------------------------------------------------

SECURITY DESCRIPTION              SHARES         VALUE
---------------------------------------------------------
INDUSTRIAL CONGLOMERATES -
   (CONCLUDED)
Textron, Inc.                      1,700     $  73,270
---------------------------------------------------------
Tyco International Ltd.           23,200       413,888
---------------------------------------------------------
                                             4,196,113
---------------------------------------------------------
INSURANCE - 4.94%
ACE Ltd.                           3,000       102,300
---------------------------------------------------------
AFLAC, Inc.                        6,000       185,100
---------------------------------------------------------
Allstate Corp.                     8,100       316,143
---------------------------------------------------------
Ambac Financial Group,
   Inc.                            1,200        75,012
---------------------------------------------------------
American International
   Group, Inc.                    30,200     1,967,530
---------------------------------------------------------
AON Corp.                          3,600        65,664
---------------------------------------------------------
Chubb Corp.                        2,000       117,200
---------------------------------------------------------
Cincinnati Financial Corp.         1,900        73,150
---------------------------------------------------------
Hartford Financial Services
   Group, Inc.                     2,900       142,274
---------------------------------------------------------
Jefferson-Pilot Corp.              1,700        64,855
---------------------------------------------------------
John Hancock Financial
   Services, Inc.                  3,400       103,938
---------------------------------------------------------
Lincoln National Corp.             2,200        77,308
---------------------------------------------------------
Loews Corp.                        2,200        89,056
---------------------------------------------------------
Marsh & McLennan Cos.,
   Inc.                            6,200       292,640
---------------------------------------------------------
MBIA, Inc.                         1,700        77,316
---------------------------------------------------------
Metlife, Inc.(1)                   8,100       217,404
---------------------------------------------------------
MGIC Investment Corp.              1,200        56,004
---------------------------------------------------------
Progressive Corp.                  2,500       141,600
---------------------------------------------------------
Prudential Financial, Inc.         6,700       201,536
---------------------------------------------------------
SAFECO Corp.                       1,700        61,523
---------------------------------------------------------
St. Paul Cos., Inc.                2,600        96,824
---------------------------------------------------------
Torchmark Corp.                    1,400        51,996
---------------------------------------------------------
Travelers Property
   Casualty Corp.,
   Class B*                       11,500       184,000
---------------------------------------------------------
UnumProvident Corp.                2,800        47,740
---------------------------------------------------------
XL Capital Ltd., Class A           1,600       132,384
---------------------------------------------------------
                                             4,940,497
---------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.24%
eBay, Inc.*                        3,500       241,325
---------------------------------------------------------
INTERNET SOFTWARE &
   SERVICES - 0.13%
Yahoo!, Inc.*                      7,000       127,890
---------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)



SECURITY DESCRIPTION            SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS
IT CONSULTING & SERVICES - 0.29%
Computer Sciences
   Corp.*                        2,000     $  69,780
---------------------------------------------------------
Electronic Data Systems
   Corp.                         5,600       103,824
---------------------------------------------------------
SunGard Data Systems,
    Inc.*                        3,300        77,121
---------------------------------------------------------
Unisys Corp.*                    3,900        43,680
---------------------------------------------------------
                                             294,405
---------------------------------------------------------
LEISURE EQUIPMENT &
   PRODUCTS - 0.46%
Brunswick Corp.                  1,200        25,224
---------------------------------------------------------
Eastman Kodak Co.                3,400       125,528
---------------------------------------------------------
Harley-Davidson, Inc.            3,500       169,890
---------------------------------------------------------
Hasbro, Inc.                     2,300        29,486
---------------------------------------------------------
Mattel, Inc.                     5,200       107,224
---------------------------------------------------------
                                             457,352
---------------------------------------------------------
MACHINERY  - 1.17%
Caterpillar, Inc.                4,000       199,600
---------------------------------------------------------
Danaher Corp.                    1,800       113,112
---------------------------------------------------------
Deere & Co.                      2,800       143,220
---------------------------------------------------------
Dover Corp.                      2,400        74,880
---------------------------------------------------------
Eaton Corp.                        900        68,283
---------------------------------------------------------
Illinois Tool Works, Inc.        3,600       244,764
---------------------------------------------------------
Ingersoll Rand Co.,
   Class A                       2,000        92,400
---------------------------------------------------------
ITT Industries, Inc.             1,100        66,308
---------------------------------------------------------
PACCAR, Inc.                     1,400        68,600
---------------------------------------------------------
Pall Corp.                       1,600        30,528
---------------------------------------------------------
Parker-Hannifin Corp.            1,400        65,366
---------------------------------------------------------
                                           1,167,061
---------------------------------------------------------
MEDIA - 4.26%
AOL Time Warner, Inc.*          51,900       849,603
---------------------------------------------------------
Clear Channel
   Communications, Inc.*         7,100       308,566
---------------------------------------------------------
Comcast Corp., Class A*         26,800       628,196
---------------------------------------------------------
Disney, Walt Co.                23,800       471,716
---------------------------------------------------------
Dow Jones & Co., Inc.            1,100        45,595
---------------------------------------------------------
Gannett Co., Inc.                3,100       220,875
---------------------------------------------------------
Interpublic Group Cos.,
   Inc.                          4,500        67,365
---------------------------------------------------------
Knight-Ridder, Inc.              1,000        62,710
---------------------------------------------------------
McGraw-Hill Cos., Inc.           2,300       136,367
---------------------------------------------------------
New York Times Co.,
   Class A                       1,800        86,472
---------------------------------------------------------

SECURITY DESCRIPTION            SHARES         VALUE
---------------------------------------------------------
MEDIA - (CONCLUDED)
Omnicom Group, Inc.              2,200     $ 149,710
---------------------------------------------------------
TMP Worldwide, Inc.*             1,400        20,398
---------------------------------------------------------
Tribune Co.                      3,500       160,300
---------------------------------------------------------
Univision
   Communications, Inc.,
   Class A*                      2,700        86,778
---------------------------------------------------------
Viacom, Inc., Class B*          20,500       963,705
---------------------------------------------------------
                                           4,258,356
---------------------------------------------------------
METALS & MINING - 0.48%
Alcoa, Inc.                     10,000       255,500
---------------------------------------------------------
Freeport-McMoRan
   Copper & Gold, Inc.,
   Class B*                      1,900        29,450
---------------------------------------------------------
Newmont Mining Corp.
   (Holding Co.)                 4,700       110,027
---------------------------------------------------------
Nucor Corp.                      1,000        50,240
---------------------------------------------------------
Phelps Dodge Corp.*              1,200        37,704
---------------------------------------------------------
                                             482,921
---------------------------------------------------------
MULTI-LINE RETAIL - 4.11%
Big Lots, Inc.*                  1,400        17,780
---------------------------------------------------------
Costco Wholesale Corp.*          5,300       171,190
---------------------------------------------------------
Dillard's, Inc., Class A         1,100        21,252
---------------------------------------------------------
Dollar General Corp.             3,900        51,597
---------------------------------------------------------
Family Dollar Stores, Inc.       2,000        58,980
---------------------------------------------------------
Federated Department
   Stores, Inc.*                 2,400        78,432
---------------------------------------------------------
J.C. Penney Co., Inc.
   Holding Co.                   3,200        75,936
---------------------------------------------------------
Kohl's Corp.*                    3,900       267,150
---------------------------------------------------------
May Department Stores
   Co.                           3,400        83,164
---------------------------------------------------------
Nordstrom, Inc.                  1,600        32,000
---------------------------------------------------------
Sears, Roebuck & Co.             3,700       102,490
---------------------------------------------------------
Target Corp.                    10,500       365,190
---------------------------------------------------------
Wal-Mart Stores, Inc.           51,500     2,789,240
---------------------------------------------------------
                                           4,114,401
---------------------------------------------------------
MULTI-UTILITIES - 0.30%
AES Corp.*                       7,100        15,052
---------------------------------------------------------
Calpine Corp.(1)*                4,900        21,707
---------------------------------------------------------
Centerpoint Energy, Inc.         3,900        29,835
---------------------------------------------------------
Duke Energy Corp.               10,400       205,296
---------------------------------------------------------
Mirant Corp.*                    5,700        11,970
---------------------------------------------------------
Williams Cos., Inc.              6,700        17,755
---------------------------------------------------------
                                             301,615
---------------------------------------------------------

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)


SECURITY DESCRIPTION            SHARES         VALUE
---------------------------------------------------------
COMMON STOCKS
OFFICE ELECTRONICS - 0.08%
Xerox Corp.*                     8,600     $   74,992
---------------------------------------------------------
OIL & GAS - 4.85%
Amerada Hess Corp.               1,100         61,600
---------------------------------------------------------
Anadarko Petroleum
   Corp.                         2,900        136,880
---------------------------------------------------------
Apache Corp.                     1,700         91,596
---------------------------------------------------------
Ashland, Inc.                      900         26,253
---------------------------------------------------------
Burlington Resources, Inc.       2,400        101,088
---------------------------------------------------------
ChevronTexaco Corp.             12,400        831,172
---------------------------------------------------------
ConocoPhillips                   7,800        372,918
---------------------------------------------------------
Devon Energy Corp.               1,800         82,422
---------------------------------------------------------
EOG Resources, Inc.              1,400         54,278
---------------------------------------------------------
ExxonMobil Corp.                78,200      2,721,360
---------------------------------------------------------
Kerr-McGee Corp.                 1,200         54,300
---------------------------------------------------------
Marathon Oil Corp.               3,800         76,000
---------------------------------------------------------
Occidental Petroleum
   Corp.                         4,400        122,540
---------------------------------------------------------
Sunoco, Inc.                     1,000         29,600
---------------------------------------------------------
Unocal Corp.                     3,100         91,915
---------------------------------------------------------
                                            4,853,922
---------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.48%
Georgia-Pacific Corp.            2,900         60,117
---------------------------------------------------------
International Paper Co.          5,700        223,725
---------------------------------------------------------
MeadWestvaco Corp.               2,500         62,600
---------------------------------------------------------
Weyerhaeuser Co.                 2,600        136,760
---------------------------------------------------------
                                              483,202
---------------------------------------------------------
PERSONAL PRODUCTS - 0.55%
Alberto-Culver Co.,
   Class B                         700         34,685
---------------------------------------------------------
Avon Products, Inc.              2,800        143,780
---------------------------------------------------------
Gillette Co.                    12,300        372,936
---------------------------------------------------------
                                              551,401
---------------------------------------------------------
PHARMACEUTICALS -10.07%
Abbott Laboratories             18,100        792,418
---------------------------------------------------------
Allergan, Inc.                   1,500         88,185
---------------------------------------------------------
Bristol-Myers Squibb Co.        22,500        596,250
---------------------------------------------------------
Eli Lilly & Co.*                13,000        887,900
---------------------------------------------------------
Forest Laboratories, Inc.*       2,100        225,393
---------------------------------------------------------
Johnson & Johnson               34,400      1,961,488
---------------------------------------------------------
King Pharmaceuticals,
    Inc.*                        2,900         55,042
---------------------------------------------------------
Merck & Co., Inc.               26,100      1,550,601
---------------------------------------------------------

SECURITY DESCRIPTION            SHARES         VALUE
---------------------------------------------------------
PHARMACEUTICALS - (CONCLUDED)
Pfizer, Inc.                    71,700     $2,261,418
---------------------------------------------------------
Pharmacia Corp.                 15,000        634,500
---------------------------------------------------------
Schering-Plough Corp.           17,000        385,220
---------------------------------------------------------
Watson Pharmaceuticals,
    Inc.*                        1,300         38,987
---------------------------------------------------------
Wyeth                           15,400        591,822
---------------------------------------------------------
                                           10,069,224
---------------------------------------------------------
REAL ESTATE - 0.35%
Equity Office Properties
   Trust                         5,000        128,550
---------------------------------------------------------
Equity Residential
   Properties Trust              3,400         88,808
---------------------------------------------------------
Plum Creek Timber Co.,
   Inc.                          2,300         56,005
---------------------------------------------------------
Simon Property Group,
   Inc.                          2,300         77,556
---------------------------------------------------------
                                              350,919
---------------------------------------------------------
ROAD & RAIL - 0.44%
Burlington Northern Santa
   Fe, Inc.                      4,400        111,452
---------------------------------------------------------
CSX Corp.                        2,500         69,125
---------------------------------------------------------
Norfolk Southern Corp.           4,500         88,785
---------------------------------------------------------
Union Pacific Corp.              2,900        167,910
---------------------------------------------------------
                                              437,272
---------------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS - 3.51%
Advanced Micro Devices,
    Inc.*                        4,200         35,700
---------------------------------------------------------
Altera Corp.*                    4,500         65,385
---------------------------------------------------------
Analog Devices, Inc.*            4,300        131,967
---------------------------------------------------------
Applied Materials, Inc.*        19,100        325,655
---------------------------------------------------------
Applied Micro Circuits
   Corp.*                        3,900         17,784
---------------------------------------------------------
Broadcom Corp., Class A*         3,300         64,515
---------------------------------------------------------
Intel Corp.                     77,300      1,614,024
---------------------------------------------------------
KLA-Tencor Corp.*                2,200         97,174
---------------------------------------------------------
Linear Technology Corp.          3,700        122,951
---------------------------------------------------------
LSI Logic Corp.*                 4,500         37,305
---------------------------------------------------------
Maxim Integrated
   Products, Inc.                3,800        159,942
---------------------------------------------------------
Micron Technology, Inc.          7,100        112,251
---------------------------------------------------------
National Semiconductor
   Corp.*                        2,200         44,660
---------------------------------------------------------
Novellus Systems, Inc.*          1,700         61,693
---------------------------------------------------------
NVIDIA Corp.*                    1,900         32,547
---------------------------------------------------------
QLogic Corp.*                    1,100         47,784
---------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)



SECURITY DESCRIPTION              SHARES          VALUE
----------------------------------------------------------
COMMON STOCKS - (CONCLUDED)
SEMICONDUCTOR EQUIPMENT &
   PRODUCTS - (CONCLUDED)
Teradyne, Inc.*                    2,200      $     36,058
----------------------------------------------------------
Texas Instruments, Inc.           20,200           406,222
----------------------------------------------------------
Xilinx, Inc.*                      4,000            98,560
----------------------------------------------------------
                                                 3,512,177
----------------------------------------------------------
SOFTWARE - 5.21%
Adobe Systems, Inc.                2,800            82,684
----------------------------------------------------------
Autodesk, Inc.                     1,400            21,686
----------------------------------------------------------
BMC Software, Inc.*                2,900            51,910
----------------------------------------------------------
Citrix Systems, Inc.*              2,200            25,850
----------------------------------------------------------
Computer Associates
   International, Inc.             6,800           102,748
----------------------------------------------------------
Compuware Corp.*                   4,700            25,662
----------------------------------------------------------
Electronic Arts, Inc.*             1,600           108,576
----------------------------------------------------------
Intuit, Inc.*                      2,500           134,850
----------------------------------------------------------
Mercury Interactive
   Corp.*                          1,000            33,480
----------------------------------------------------------
Microsoft Corp.*                  62,800         3,631,096
----------------------------------------------------------
Oracle Corp.*                     63,100           766,665
----------------------------------------------------------
PeopleSoft, Inc.*                  3,700            72,668
----------------------------------------------------------
Rational Software Corp.*           2,400            22,200
----------------------------------------------------------
Siebel Systems, Inc.*              5,700            48,507
----------------------------------------------------------
VERITAS Software Co.*              4,800            87,264
----------------------------------------------------------
                                                 5,215,846
----------------------------------------------------------
SPECIALTY RETAIL - 2.07%
AutoZone, Inc.*                    1,200            98,040
----------------------------------------------------------
Bed, Bath & Beyond, Inc.*          3,400           117,946
----------------------------------------------------------
Best Buy Co., Inc.*                3,700           102,416
----------------------------------------------------------
Circuit City Stores-Circuit
   City Group                      2,600            25,168
----------------------------------------------------------
Gap, Inc.                         10,100           160,489
----------------------------------------------------------
Home Depot, Inc.                  27,300           721,266
----------------------------------------------------------
Lowe's Cos., Inc.                  9,000           373,500
----------------------------------------------------------
Office Depot, Inc.*                3,600            63,756
----------------------------------------------------------
RadioShack Corp.                   2,000            47,500
----------------------------------------------------------
Sherwin-Williams Co.               1,800            51,894
----------------------------------------------------------
Staples, Inc.*                     5,500           106,150
----------------------------------------------------------
Tiffany & Co.                      1,700            48,246
----------------------------------------------------------
TJX Cos., Inc.                     6,200           121,334
----------------------------------------------------------
Toys R Us, Inc.*                   2,600            35,386
----------------------------------------------------------
                                                 2,073,091
----------------------------------------------------------

SECURITY DESCRIPTION              SHARES          VALUE
----------------------------------------------------------
TEXTILES & APPAREL - 0.39%
Jones Apparel Group,
    Inc.*                          1,500      $     55,200
----------------------------------------------------------
Limited Brands                     6,100           103,761
----------------------------------------------------------
Liz Claiborne, Inc.                1,300            41,860
----------------------------------------------------------
Nike, Inc., Class B                3,100           138,818
----------------------------------------------------------
V. F. Corp.                        1,400            53,004
----------------------------------------------------------
                                                   392,643
----------------------------------------------------------
TOBACCO - 1.03%
Philip Morris Cos., Inc.          24,500           924,140
----------------------------------------------------------
R.J. Reynolds Tobacco
   Holdings, Inc.                  1,100            42,460
----------------------------------------------------------
UST, Inc.                          2,000            64,400
----------------------------------------------------------
                                                 1,031,000
----------------------------------------------------------
TRADING COMPANIES &
   DISTRIBUTORS - 0.13%
Genuine Parts Co.                  2,200            69,938
----------------------------------------------------------
W.W. Grainger, Inc.                1,100            59,158
----------------------------------------------------------
                                                   129,096
----------------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 0.45%
AT&T Wireless Services,
    Inc.*                         31,600           238,580
----------------------------------------------------------
Nextel Communications,
    Inc.*                         10,600           145,750
----------------------------------------------------------
Sprint Corp. (PCS Group)*         11,800            67,968
----------------------------------------------------------
                                                   452,298
----------------------------------------------------------
Total Common Stocks
(cost--$122,790,566)                          $100,190,240
----------------------------------------------------------


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

        UBS S&P 500 INDEX FUND

        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2002 (UNAUDITED)


    NUMBER OF
      SHARES                                                                          MATURITY    INTEREST
      (000)                                                                             DATES       RATES          VALUE
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--0.39%
     160                                      AIM Liquid Assets Portfolio            12/02/02   1.420@%       $    159,916
--------------------------------------------------------------------------------------------------------------------------
     225                                      UBS Private Money Market Fund LLC      12/02/02   1.540@             225,284
--------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost-$385,200)                                                                           385,200
--------------------------------------------------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT
  (000)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT-0.24%

$  241                                      Repurchase Agreement dated 11/29/02
                                              with State Street Bank & Trust Co.
                                              collateralized by $198,805 U.S.
                                              Treasury Bonds, 10.750% due
                                              08/15/05; (value $248,009);
                                              proceeds: $241,025 (cost-
                                              $241,000)                              12/02/02   1.220              241,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (cost-$123,416,766)-100.79%                                                                  100,816,440
--------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets-(0.79)%                                                                     (786,032)
--------------------------------------------------------------------------------------------------------------------------
Net Assets-100.00%                                                                                            $100,030,408
--------------------------------------------------------------------------------------------------------------------------

 *    Non-income producing security.

(1)   Security, or portion thereof, was on loan at November 30, 2002.

(2)   Includes 800 Contingent Value Obligations valued at zero.

 +    Securities purchased with cash proceeds from securities loaned.

 @    Interest rates shown reflect yield at November 30, 2002.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost-$123,416,766)*               $100,816,440
-----------------------------------------------------------------------------------
Cash                                                                            318
-----------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                           237,380
-----------------------------------------------------------------------------------
Dividends and interest receivable                                           167,142
-----------------------------------------------------------------------------------
Deferred organizational expenses                                              5,429
-----------------------------------------------------------------------------------
Other assets                                                                 58,477
-----------------------------------------------------------------------------------
Total assets                                                            101,285,186
-----------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                           670,469
-----------------------------------------------------------------------------------
Payable for cash collateral for securities loaned                           385,200
-----------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                       103,471
-----------------------------------------------------------------------------------
Payable to affiliates                                                        43,773
-----------------------------------------------------------------------------------
Accrued expenses and other liabilities                                       51,865
-----------------------------------------------------------------------------------
Total liabilities                                                         1,254,778
-----------------------------------------------------------------------------------
NET ASSETS
Beneficial interest-$0.001 par value (unlimited amount authorized)      134,697,504
-----------------------------------------------------------------------------------
Undistributed net investment income                                         656,793
-----------------------------------------------------------------------------------
Accumulated net realized losses from investment transactions            (12,723,563)
-----------------------------------------------------------------------------------
Net unrealized depreciation of investments                              (22,600,326)
-----------------------------------------------------------------------------------
Net assets                                                             $100,030,408
-----------------------------------------------------------------------------------

*     Includes $371,764 of investments in securities on loan, at value.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2002 (UNAUDITED)

CLASS A:
Net assets                                                           $60,661,786
--------------------------------------------------------------------------------
Shares outstanding                                                     5,560,239
--------------------------------------------------------------------------------
Net asset value and redemption value per share                            $10.91
--------------------------------------------------------------------------------
Maximum offering price per share
  (net asset value plus sales charge of 2.50% of offering price)          $11.19
--------------------------------------------------------------------------------
CLASS C:
Net assets                                                           $32,276,135
--------------------------------------------------------------------------------
Shares outstanding                                                     3,007,365
--------------------------------------------------------------------------------
Net asset value and redemption value per share                            $10.73
--------------------------------------------------------------------------------
Maximum offering price per share
  (net asset value plus sales charge of 1.00% of offering price)          $10.84
--------------------------------------------------------------------------------
CLASS Y:
Net assets                                                           $ 7,092,487
--------------------------------------------------------------------------------
Shares outstanding                                                       646,725
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share            $10.97
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS S&P 500 INDEX FUND

STATEMENT OF OPERATIONS


                                                                            FOR THE
                                                                          SIX MONTHS
                                                                             ENDED
                                                                       NOVEMBER 30, 2002
                                                                          (UNAUDITED)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                             $    802,366
----------------------------------------------------------------------------------------
Interest                                                                     3,278
----------------------------------------------------------------------------------------
                                                                           805,644
----------------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                                 91,871
----------------------------------------------------------------------------------------
Service fees-Class A                                                        68,007
----------------------------------------------------------------------------------------
Service and distribution fees-Class C                                      160,670
----------------------------------------------------------------------------------------
Reports and notices to shareholders                                         39,157
----------------------------------------------------------------------------------------
Transfer agency and related services fees                                   37,237
----------------------------------------------------------------------------------------
Federal and state registration fees                                         30,680
----------------------------------------------------------------------------------------
Professional fees                                                           27,660
----------------------------------------------------------------------------------------
Custody and accounting                                                      27,561
----------------------------------------------------------------------------------------
Amortization of organizational expenses                                     19,626
----------------------------------------------------------------------------------------
Trustees' fees                                                               2,080
----------------------------------------------------------------------------------------
Other expenses                                                              12,531
----------------------------------------------------------------------------------------
                                                                           517,080
----------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements from advisor                 (112,597)
----------------------------------------------------------------------------------------
Net expenses                                                               404,483
----------------------------------------------------------------------------------------
Net investment income                                                      401,161
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
Net realized losses from investment transactions                        (6,282,595)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments       (6,562,114)
----------------------------------------------------------------------------------------
Net realized and unrealized losses from investment transactions        (12,844,709)
----------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  $(12,443,548)
----------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                           FOR THE
                                                                          SIX MONTHS
                                                                            ENDED              FOR THE
                                                                      NOVEMBER 30, 2002       YEAR ENDED
                                                                         (UNAUDITED)         MAY 31, 2002
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                   $     401,161      $    346,681
---------------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                           (6,282,595)       (4,309,664)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                              (6,562,114)       (9,158,883)
---------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                      (12,443,548)      (13,121,866)
---------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income-Class A                                                       -          (203,283)
---------------------------------------------------------------------------------------------------------
Net investment income-Class C                                                       -                 -
---------------------------------------------------------------------------------------------------------
Net investment income-Class Y                                                       -           (46,044)
---------------------------------------------------------------------------------------------------------
Net realized gains from investment transactions-Class A                             -          (843,258)
---------------------------------------------------------------------------------------------------------
Net realized gains from investment transactions-Class C                             -        (1,042,105)
---------------------------------------------------------------------------------------------------------
Net realized gains from investment transactions-Class Y                             -          (159,599)
---------------------------------------------------------------------------------------------------------
                                                                                    -        (2,294,289)
---------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                       26,102,471        60,853,709
---------------------------------------------------------------------------------------------------------
Cost of shares repurchased                                                (18,011,777)      (27,952,628)
---------------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                                  -         2,155,850
---------------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest transactions            8,090,694        35,056,931
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                      (4,352,854)       19,640,776
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                       104,383,262        84,742,486
---------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $656,793 and $255,632, respectively)                        $ 100,030,408      $104,383,262
---------------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS S&P 500 Index Fund (the "Fund") is a series of UBS Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good


--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



faith by or under the direction of the Trust's Board of Trustees (the "Board") by management. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Trust's Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions.

There were no outstanding futures contracts at November 30, 2002.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At November 30, 2002, the Fund owed UBS Global AM $6,732 in net investment advisory and administration fees.

Prior to October 1, 2002, UBS Global AM had contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses to maintain the total annual operating expenses of Class A, Class C and Class Y at a level not exceeding 0.60%, 1.35% and 0.35%, respectively. Effective October 1, 2002, UBS Global AM has contractually undertaken to waive a portion of the Fund's investment advisory and administration


--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



fees and reimburse a portion of the Fund's other expenses, when necessary, to maintain the total annual operating expenses of Class A, Class C and Class Y at a level not exceeding 0.70%, 1.45% and 0.45%, respectively. For the six months ended November 30, 2002, UBS Global AM waived or reimbursed $112,597 in investment advisory and administration fees and other expenses, which is subject to repayment by the Fund through May 31, 2006. The Fund will reimburse UBS Global AM for any such payments during a three-year period to the extent that operating expenses are otherwise below the expense caps.

DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C. At November 30, 2002, the Fund owed UBS Global AM $37,025 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class C shares. UBS Global AM earned $41,272 in sales charges from the Fund for the six months ended November 30, 2002.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber, Inc. ("UBS PaineWebber SM*"), an indirect wholly owned subsidiary of UBS AG, provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the six months ended November 30, 2002, UBS PaineWebber received from PFPC, not the Fund, approximately 47% of the total transfer agency and related services fees collected by PFPC from the Fund.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned

------------------
*UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the six months ended November 30, 2002, the Fund earned $407 for lending its securities and UBS PaineWebber earned $137 in compensation as the Fund's lending agent. At November 30, 2002, the Fund owed UBS PaineWebber $16 in compensation as securities lending agent.

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended November 30, 2002, the Fund did not borrow under the Facility. For the six months ended November 30, 2002, the Fund paid a commitment fee of $623 to UBS AG.

FEDERAL TAX STATUS

For federal income tax purposes, the cost of securities owned at November 30, 2002 was substantially the same as the cost of securities for financial statement purposes.

At November 30, 2002, the components of net unrealized depreciation of investments were as follows:

--------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value
  over cost)                                                     $  3,308,873
--------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over
  value)                                                          (25,909,199)
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                       $(22,600,326)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



For the six months ended November 30, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $15,548,402 and $6,627,516, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended May 31, 2002 was as follows:


DISTRIBUTION PAID FROM:              2002
---------------------------------------------
Ordinary income                 $  263,310
---------------------------------------------
Net long-term capital gains      2,030,979
---------------------------------------------
Total distributions paid        $2,294,289
---------------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis will be calculated at the Fund's fiscal year ending May 31, 2003.

In accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $1,679,745 arising after October 31, 2001. Such losses are treated for tax purposes as arising on June 1, 2002.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                      CLASS A                         CLASS C                      CLASS Y
---------------------------------------------------------------------------------------------------------------------
                               SHARES          AMOUNT          SHARES         AMOUNT        SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS
ENDED
NOVEMBER 30, 2002:
---------------------------------------------------------------------------------------------------------------------
Shares sold                   1,887,932    $  20,129,497       281,674    $   2,931,774     291,801    $  3,041,200
---------------------------------------------------------------------------------------------------------------------
Shares repurchased           (1,138,178)     (11,860,668)     (499,539)      (5,180,008)    (89,516)       (971,101)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         749,754    $   8,268,829      (217,865)   $  (2,248,234)    202,285    $  2,070,099
---------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2002:
---------------------------------------------------------------------------------------------------------------------
Shares sold                   3,553,442    $  45,576,343     1,094,710    $  14,490,191      59,269    $    787,175
---------------------------------------------------------------------------------------------------------------------
Shares repurchased           (1,098,790)     (14,641,114)     (834,021)     (10,958,981)   (176,685)     (2,352,533)
---------------------------------------------------------------------------------------------------------------------
Dividends reinvested             71,022          932,525        78,330        1,019,850      15,450         203,475
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       2,525,674    $  31,867,754       339,019    $   4,551,060    (101,966)   $ (1,361,883)
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

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--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

UBS S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS



Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                           CLASS A
                                       --------------------------------------------------------------------------------
                                             FOR THE
                                            SIX MONTHS                                                 FOR THE PERIOD
                                              ENDED               FOR THE YEARS ENDED MAY 31,         OCTOBER 2, 1998+
                                        NOVEMBER 30, 2002   ---------------------------------------        THROUGH
                                           (UNAUDITED)           2002          2001         2000        MAY 31, 1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $  12.37           $  14.90      $  17.74      $ 16.72         $ 12.83
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.06*              0.10*         0.10*        0.12*           0.08*
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment and
  futures transactions                        (1.52)*            (2.22)*       (2.02)*       1.49*           4.03*
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                       (1.46)             (2.12)        (1.92)        1.61            4.11
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                          -              (0.08)        (0.08)       (0.10)          (0.12)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                    -              (0.33)        (0.84)       (0.49)          (0.10)
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                    -              (0.41)        (0.92)       (0.59)          (0.22)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                            $  10.91           $  12.37      $  14.90      $ 17.74         $ 16.72
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                   (11.80)%           (14.37)%      (11.12)%       9.67%          32.23%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)          $ 60,662           $ 59,485      $ 34,036      $33,409        $ 18,920
-----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers and reimbursements
  from advisor                                 0.63%**            0.60%         0.60%        0.60%           0.60%**
-----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers and
  reimbursements from advisor                  0.85%**            0.82%         0.75%        0.94%           1.52%**
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of waivers
  and reimbursements from advisor              1.13%**            0.78%         0.56%        0.69%           0.87%**
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before
  waivers and reimbursements
  from advisor                                 0.91%**            0.56%         0.41%        0.35%          (0.06)%**
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                7%                12%           32%           5%             62%
-----------------------------------------------------------------------------------------------------------------------

*     Calculated using the average monthly shares outstanding for the period.

**    Annualized.

#     Actual amount is less than $0.005 per share.

+     Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND


                                         CLASS C
----------------------------------------------------------------------------------------
      FOR THE
     SIX MONTHS                                                        FOR THE PERIOD
       ENDED                  FOR THE YEARS ENDED MAY 31,             OCTOBER 7, 1998+
 NOVEMBER 30, 2002    --------------------------------------------         THROUGH
    (UNAUDITED)            2002            2001           2000          MAY 31, 1999
----------------------------------------------------------------------------------------

      $ 12.21          $ 14.74          $ 17.61          $ 16.64          $ 12.80
----------------------------------------------------------------------------------------
         0.02*            0.00*#          (0.03)*          (0.01)*           0.02*
----------------------------------------------------------------------------------------

        (1.50)*          (2.20)*          (2.00)*           1.49*            4.02*
----------------------------------------------------------------------------------------

        (1.48)           (2.20)           (2.03)            1.48             4.04
----------------------------------------------------------------------------------------

            -                -                -            (0.02)           (0.10)
----------------------------------------------------------------------------------------

            -            (0.33)           (0.84)           (0.49)           (0.10)
----------------------------------------------------------------------------------------

            -            (0.33)            (.84)           (0.51)           (0.20)
----------------------------------------------------------------------------------------

      $ 10.73          $ 12.21          $ 14.74          $ 17.61          $ 16.64
----------------------------------------------------------------------------------------
       (12.12)%         (15.04)%         (11.81)%           8.89%           31.77%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

      $32,276          $39,381          $42,544          $42,478          $23,813
----------------------------------------------------------------------------------------

         1.38%**          1.35%            1.35%            1.35%            1.35%**
----------------------------------------------------------------------------------------



         1.67%**          1.60%            1.54%            1.70%            2.24%**
----------------------------------------------------------------------------------------



         0.37%**          0.02%           (0.17)%          (0.06)%           0.17%**
----------------------------------------------------------------------------------------



         0.08%**         (0.23)%          (0.36)%          (0.41)%          (0.73)%**
----------------------------------------------------------------------------------------
            7%              12%              32%               5%              62%
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

UBS S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                             CLASS X
                                         -----------------------------------------------
                                              FOR THE PERIOD
                                               JUNE 1, 1998            FOR THE PERIOD
                                                  THROUGH            DECEMBER 31, 1997+
                                          SEPTEMBER 30, 1998++             THROUGH
                                                (UNAUDITED)             MAY 31, 1998
----------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                            $ 14.11                  $ 12.50
----------------------------------------------------------------------------------------
Net investment income                               0.05*                    0.03
----------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment and
  futures transactions                             (0.94)*                   1.58
----------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                            (0.89)                    1.61
----------------------------------------------------------------------------------------
Dividends from net investment
  income                                               -                        -
----------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                         -                        -
----------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                         -                        -
----------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                                  $ 13.22                  $ 14.11
----------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                         (6.31)%                  12.88%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                      -                  $   789
----------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers and reimbursements
  from advisor                                      0.40%**                  0.40%**
----------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers and
  reimbursements from advisor                       1.29%**                  2.25%**
----------------------------------------------------------------------------------------
Net investment income to average
  net assets, net of waivers and
  reimbursements from advisor                       1.19%**                  1.26%**
----------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before
  waivers and reimbursements
  from advisor                                      0.29%**                 (0.60)%**
----------------------------------------------------------------------------------------
Portfolio turnover                                    73%                       1%
----------------------------------------------------------------------------------------

*     Calculated using the average monthly shares outstanding for the period.

**    Annualized.

+     Commencement of issuance of shares.

++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS S&P 500 INDEX FUND


                                                 CLASS Y
-----------------------------------------------------------------------------------------------------
      FOR THE
     SIX MONTHS                                                                      FOR THE PERIOD
       ENDED                         FOR THE YEARS ENDED MAY 31,                   DECEMBER 31, 1997+
 NOVEMBER 30, 2002    ---------------------------------------------------------          THROUGH
    (UNAUDITED)            2002            2001           2000          1999          MAY 31, 1998
-----------------------------------------------------------------------------------------------------

       $ 12.41          $  14.94        $  17.76        $ 16.74       $ 14.12           $ 12.50
-----------------------------------------------------------------------------------------------------
          0.07*             0.14*           0.13*          0.17*         0.16*             0.06
-----------------------------------------------------------------------------------------------------


         (1.51)*           (2.24)*         (2.01)*         1.47*         2.68*             1.56
-----------------------------------------------------------------------------------------------------

         (1.44)            (2.10)          (1.88)          1.64          2.84              1.62
-----------------------------------------------------------------------------------------------------

             -             (0.10)          (0.10)         (0.13)        (0.12)                -
-----------------------------------------------------------------------------------------------------

             -             (0.33)          (0.84)         (0.49)        (0.10)                -
-----------------------------------------------------------------------------------------------------

             -             (0.43)          (0.94)         (0.62)        (0.22)                -
-----------------------------------------------------------------------------------------------------

       $ 10.97          $  12.41        $  14.94        $ 17.76       $ 16.74           $ 14.12
-----------------------------------------------------------------------------------------------------
        (11.60)%          (14.23)%        (10.86)%         9.86%        20.30%            12.96%
-----------------------------------------------------------------------------------------------------
       $ 7,092          $  5,517        $  8,162        $20,112       $ 6,480           $12,892
-----------------------------------------------------------------------------------------------------


          0.39%**           0.35%           0.35%          0.35%         0.35%             0.35%**
-----------------------------------------------------------------------------------------------------


          0.67%**           0.64%           0.56%          0.69%         1.29%             2.22%**
-----------------------------------------------------------------------------------------------------


          1.38%**           1.01%           0.78%          0.92%         1.12%             1.41%**
-----------------------------------------------------------------------------------------------------



          1.10%**           0.72%           0.57%          0.58%         0.18%            (0.46)%**
-----------------------------------------------------------------------------------------------------
             7%               12%             32%             5%           62%                1%
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   33

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




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





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




TRUSTEES

E. Garrett Bewkes, Jr.              George W. Gowen
Chairman
                                    William W. Hewitt, Jr.
Margo N. Alexander
                                    Morton L. Janklow
Richard Q. Armstrong
                                    Frederic V. Malek
David J. Beaubien
                                    Carl W. Schafer
Richard R. Burt
                                    William D. White
Meyer Feldberg


PRINCIPAL OFFICERS

Brian M. Storms                     Paul H. Schubert
President                           Vice President and Treasurer

Amy R. Doberman                     T. Kirkham Barneby
Vice President and Secretary        Vice President



INVESTMENT ADVISOR,
ADMINISTRATOR AND
PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

(copyright)2003 UBS Global Asset Management (US) Inc. All rights reserved.

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